                            SCHEDULE 14A INFORMATION

                  Proxy Statement Pursuant to Section 14(a) of
            the Securities Exchange Act of 1934 (Amendment No.    )

    Filed by the Registrant /X/
    Filed by a Party other than the Registrant / /

    Check the appropriate box:
    / /  Preliminary Proxy Statement
    / / Confidential, for Use of the Commission Only (as permitted by Rule 14a-6(e)(2))
    /X/  Definitive Proxy Statement
    / /  Definitive Additional Materials
    / / Soliciting Material Pursuant to Section 240.14a-11(c) or Section 240.14a-12

                                     BIO-LOGIC SYSTEMS CORP.
- - - --------------------------------------------------------------------------------
                (Name of Registrant as Specified In Its Charter)

                                     BIO-LOGIC SYSTEMS CORP.
- - - --------------------------------------------------------------------------------
    (Name of Person(s) Filing Proxy Statement, if other than the Registrant)

Payment of Filing Fee (Check the appropriate box):

/X/  $125 per  Exchange Act  Rules 0-11(c)(1)(ii),  14a-6(i)(1), 14a-6(i)(2)  or
     Item 22(a)(2) of Schedule 14A.
/ / $500 per each party to the controversy pursuant to Exchange Act Rule 14a-6(i)(3).
/ /  Fee  computed  on   table  below   per  Exchange   Act  Rules   14a-6(i)(4)
     and 0-11.
     1) Title of each class of securities to which transaction applies:
        ------------------------------------------------------------------------
     2) Aggregate number of securities to which transaction applies:
        ------------------------------------------------------------------------
     3) Per unit price or other underlying value of transaction computed pursuant to Exchange Act Rule 0-11 (Set forth the amount on which the filing fee is calculated and state how it was determined):
        ------------------------------------------------------------------------
     4) Proposed maximum aggregate value of transaction:
        ------------------------------------------------------------------------
     5) Total fee paid:
        ------------------------------------------------------------------------
/ /  Fee paid previously with preliminary materials.
/ / Check box if any part of the fee is offset as provided by Exchange Act Rule 0-11(a)(2) and identify the filing for which the offsetting fee was paid previously. Identify the previous filing by registration statement number, or the Form or Schedule and the date of its filing.
     1) Amount Previously Paid:
        ------------------------------------------------------------------------
     2) Form, Schedule or Registration Statement No.:
        ------------------------------------------------------------------------
     3) Filing Party:
        ------------------------------------------------------------------------
     4) Date Filed:
        ------------------------------------------------------------------------

                                     [LOGO]

                              One Bio-logic Plaza
                           Mundelein, Illinois 60060

                    NOTICE OF ANNUAL MEETING OF SHAREHOLDERS
                           TO BE HELD AUGUST 25, 1995

To our Shareholders:

    Notice is hereby given that the Annual Meeting of Shareholders of BIO-LOGIC SYSTEMS CORP., will be held at the Company's headquarters, One Bio-logic Plaza, Mundelein, Illinois 60060 on August 25, 1995, at 10:00 A.M. Central Daylight Time, for the following purposes:

1. To elect two Class III directors to hold office for a term of three years and until their successors are elected and qualified; and

2. To consider and vote to approve an amendment to the Company's 1994 Stock Option Plan; and

3. To consider and take action upon such other matters as may properly come before the meeting or any adjournment or adjournments thereof.

    The close of business on June 27, 1995 has been fixed as the record date for the determination of shareholders entitled to notice of and to vote at the meeting.

    All shareholders are cordially invited to attend the meeting. Whether or not you expect to attend, you are requested to sign, date and return the enclosed proxy promptly in the accompanying envelope which requires no postage if mailed in the United States.

                                          By Order of the Board of Directors

                                          Gabriel Raviv, Ph.D., President
                                            and Chief Executive Officer

Mundelein, Illinois
June 28, 1995

                             ----------------------
                                PROXY STATEMENT
                             ----------------------

         [LOGO]

    This Proxy Statement is furnished in connection with the solicitation by the Board of Directors of Bio-logic Systems Corp. (the "Company") of proxies to be voted at the Annual Meeting of Shareholders to be held at the Company's headquarters, One Bio-logic Plaza, Mundelein, Illinois 60060 on August 25, 1995, at 10:00 A.M. Central Daylight Time, and at any adjournment thereof, for the purposes set forth in the foregoing Notice of Annual Meeting of Shareholders. The persons named in the enclosed proxy form will vote the shares for which they are appointed in accordance with the directions of the shareholders appointing them. In the absence of such directions, such shares will be voted for the Proposals listed below and, in the best judgment of those so appointed, will be voted on any other matters as may come before the meeting. Any shareholder giving such a proxy may revoke it at any time before it is exercised.

    Only holders of shares of Common Stock of record at the close of business on June 27, 1995 are entitled to vote at the meeting. On the record date, the Company had outstanding and entitled to vote 4,147,999 shares of Common Stock, each entitled to one vote upon all matters to be acted upon at the meeting. A majority in interest of the outstanding Common Stock represented at the meeting in person or by proxy shall constitute a quorum. The affirmative vote of a plurality of the Common Stock so represented is necessary to elect the nominees for election as directors and the affirmative vote of a majority of the Common Stock so represented, excluding broker non-votes, is necessary to approve and ratify the amendment to the Company's 1994 Stock Option Plan. Abstentions and broker non-votes are counted for purposes of determining the presence or absence of a quorum for the transaction of business. If a shareholder, present in person or by proxy, abstains on any matter, the shareholder's Common Stock will not be voted on such matter. Thus, an abstention from voting on any matter has the same legal effect as a vote "against" the matter even though the shareholder may interpret such action differently. Except for determining the presence or absence of a quorum for the transaction of business, broker non-votes are not counted for any purpose in determining whether a matter has been approved.

    The principal executive offices of the Company are located at One Bio-logic Plaza, Mundelein, Illinois 60060. The Company expects to mail this Proxy Statement and the accompanying form of proxy on or about June 28, 1995.

                             PRINCIPAL SHAREHOLDERS

    The following table sets forth certain information concerning stock ownership of all persons known by the Company to own beneficially 5% or more of the outstanding shares of the Company's Common Stock, each director of the
Company, each executive officer of the Company named under "Executive Compensation" and all officers and directors of the Company as a group as of June 22, 1995:

                                                  Amount and
                                                   Nature of            Percent
                                                  Beneficial             of
Name of Beneficial                                 Ownership            Class
Holder or Identity of Group                              (1)            (2)
- - - -------------------------------------------------------------           -----
Gabriel Raviv, Ph.D.                                 317,187  (3)       7.6  %
c/o Bio-logic Systems Corp.
One Bio-logic Plaza
Mundelein, IL 60060
Gil Raviv, Ph.D.                                     553,687  (4)       13.2 %
933 Sutton Drive
Northbrook, IL 60062
Charles Z. Weingarten, M.D.                          380,184  (5)       9.1  %
c/o Bio-logic Systems Corp.
One Bio-logic Plaza
Mundelein, IL 60060
Bernard Levine, M.D.                                 385,143  (6)       9.3  %
c/o New York Medical Center
Department of Medicine
550 First Avenue
New York, NY 10016
Irving Kupferberg                                     17,250  (7)       *
Craig W. Moore                                         4,500  (8)       *
Albert Milstein                                       32,750  (9)       *
Thomas S. Lacy                                         1,500  (10)      *
All officers and directors as a group (8 persons)  1,307,433  (11)      30.6 %

- - - ------------------------
(1) Except as otherwise indicated, the persons named in the table have sole voting and investment power with respect to the shares of Common Stock shown as beneficially owned by them.

(2) Determined on the basis of 4,147,999 shares of Common Stock issued and outstanding, except that shares underlying stock options which are exercisable within 60 days are deemed to be outstanding for purposes of determining the percentage owned by holders of such options.

(3)  Includes (i) 45,000 shares  underlying immediately exercisable options  and
     (ii) 30,000 shares owned by Gabriel Raviv as Trustee for the Gil Raviv Family Trust. Does not include (i) 93,000 shares owned by Gil Raviv as Trustee for the Gabriel Raviv Family Trust, (ii) 210,125 shares owned by Gabriel Raviv's wife, as to which Dr. Raviv disclaims beneficial ownership, and (iii) 55,000 shares underlying options which are not exercisable within 60 days.

(4) Includes (i) 45,000 shares underlying immediately exercisable options, (ii) 75,000 shares owned by Gil Raviv as Trustee for the Gabriel Raviv Family Trust and (iii) 40,000 shares owned by a corporation of which Dr. Raviv has approximately 42% of the voting power. Does not include (i) 30,000 shares owned by Gabriel Raviv as Trustee for the Gil Raviv Family Trust, (ii) 2,750 shares owned by Gil Raviv's wife, as to which Dr. Raviv disclaims beneficial ownership, and (iii) 15,000 shares underlying options which are not exercisable within 60 days.

(5)  Includes  (i) 10,500 shares underlying  immediately exercisable options and
     (ii) 40,000 shares owned by a corporation of which Dr. Weingarten has approximately 22% of the voting power. Does not include 1,500 shares underlying options which are not exercisable within 60 days.

(6) Based on a Schedule 13D filed by Dr. Levine and other information provided to the Company.

(7) Includes 10,500 shares underlying immediately exercisable options, but excludes 1,500 shares underlying options which are not exercisable within 60 days.

(8) Includes 4,500 shares underlying immediately exercisable options but does not include 4,500 shares underlying options which are not exercisable within 60 days.

(9) Includes 750 shares owned by Mr. Milstein's son and 10,500 shares underlying immediately exercisable options, but excludes 1,500 shares underlying options which are not exercisable within 60 days.

(10) Consists of immediately exercisable options. Does not include options to purchase 21,500 shares underlying options which are not exercisable within 60 days.

(11) Includes 127,875 shares underlying options which are exercisable within 60 days, but does not include 109,625 shares underlying options which are not exercisable within 60 days.

                       PROPOSAL 1: ELECTION OF DIRECTORS

    The Board of Directors is divided into three classes. One class is elected each year to hold office for a three-year term and until their successors are duly elected and qualified. The term of office of the current Class III directors expires at the 1995 Annual Meeting. The accompanying form of proxy will be voted for the election as director of the two Class III nominees listed below, who are now directors, unless the proxy contains contrary instructions. Management has no reason to believe that the nominees should become unable or unwilling to serve as directors. However, if the nominees should become unable or unwilling to serve as directors, the proxy will be voted for the election of such person or persons as shall be designated by the directors.

Class III directors with terms expiring at the 1995 Annual Meeting:
    GABRIEL RAVIV (44) has been a director of the Company since its inception in March 1979. He was Vice President of the Company from March 1979 until February 1981, when he became President and Chief Executive Officer. He is a member of the Board of Trustees of the Midwest Bio-Laser Institute and an Adjunct Professor at Northwestern University. From October 1975 until January 1981, Dr. Raviv was the director of the Clinical Research Instrumentation Laboratory at Evanston Hospital (an affiliate of Northwestern University). Dr. Raviv received his M.S. and Ph.D. degrees in Electrical Engineering and Computer Sciences from Northwestern University. Gabriel Raviv and Gil Raviv are brothers.

    CRAIG W. MOORE (50) has been a director of the Company since 1992 and has been Executive Vice President of West Suburban Kidney Center, S.C., a renal dialysis business, since 1986. Mr. Moore has also been President of Continental Health Care, Ltd., an extracorporeal services and supply company, since 1986, and President of New York Dialysis Management, a dialysis management business, since 1990. Mr. Moore has over 20 years of experience in the healthcare industry with American Hospital Supply Corporation, Baxter Healthcare Corporation, and his current companies.

Class I directors with terms expiring at the 1996 Annual Meeting:
    CHARLES Z. WEINGARTEN (56) has been a director of the Company since its inception in March 1979 and was President of the Company from its inception in March 1979 until February 1981 when he became Vice President-Medical Products. For more than 21 years, Dr. Weingarten has maintained a private surgical practice. He is an attending physician at Evanston Hospital, Glenbrook Hospital and Swedish Covenant, all located in the Chicago area. Dr. Weingarten is chief of the Division of Otolaryngology and Maxillofacial Surgery at Evanston Hospital. Dr. Weingarten is also an Assistant Professor at Northwestern Medical School. Dr. Weingarten received his M.D. degree from Tulane University Medical School and was certified by the American Board of Otolaryngology in 1969. He devotes approximately 10% of his business time to the Company's affairs.

    ALBERT MILSTEIN (48) has been a director of the Company since 1984 and has been a partner with the law firm of Winston & Strawn since 1978. Winston & Strawn renders legal services to the Company.

Class II nominees with terms expiring at the 1997 Annual Meeting:
    GIL RAVIV (39) has been a director of the Company since its inception in March 1979 and was Executive Vice President from July 1984 until his resignation effective as of January 1, 1993. Dr. Raviv has been President of Snap Laboratories Inc., an apnea and snoring analysis business, since October 1993. Dr. Raviv received his Ph.D. in Electrical Engineering and Computer Sciences from Northwestern University and his M.S. in Physics from the Hebrew University, Jerusalem, Israel. Gil Raviv and Gabriel Raviv are brothers.

    IRVING KUPFERBERG (68) has been a director of the Company since 1983 and has been President of Goldkup Investments, Inc., a firm specializing in packaging investments and syndications, since January 1986. Prior to his retirement on December 31, 1985, Mr. Kupferberg had been a partner of the public accounting firm of Kupferberg, Goldberg and Neimark since 1955.

    The Board of Directors met four times during fiscal 1995. Each of the directors attended at least 75 percent of the aggregate of all meetings of (i) the Board of Directors and (ii) the committees thereof on which such director served, held during their terms. The Board of Directors has an Audit Committee. The Company does not have a Compensation Committee or a Nominating Committee. The functions of the Audit Committee, which currently consists of Albert Milstein and Irving Kupferberg, include the selection of the independent public accountants, the review of the annual audit, the approval of non-audit professional services performed by such accountants and the review of the scope and adequacy of the Company's internal accounting controls. The Audit Committee met once during fiscal 1995. In June 1994, the Board of Directors established a Stock Option Committee, consisting of Irving Kupferberg and Albert Milstein, to administer the Company's 1994 Stock Option Plan.

    The Company is the beneficiary under a term life insurance policy, in the amount of $1.5 million, on the life of Gabriel Raviv.

                             DIRECTOR COMPENSATION

    Directors who are not salaried officers of the Company received fees of approximately $2,000 per meeting. Directors have also received, and future directors will be entitled to receive, certain stock options under the 1994
Stock Option Plan. See "Proposal 2: Approval of Amendment to the 1994 Stock Option Plan--Directors' Options."

                             EXECUTIVE COMPENSATION

    The following summary compensation table sets forth the aggregate compensation paid or accrued by the Company to the Chief Executive Officer and each other executive officer whose cash compensation exceeded $100,000 during the fiscal year ended February 28, 1995, (the "named executive officers"), for services rendered during the fiscal years ended February 28, 1995, February 28, 1994 and February 28, 1993:

                           SUMMARY COMPENSATION TABLE

                                                  Annual Compensation
                                     ----------------------------------------------
Name and                                                              All Other
Principal Position                       Year          Salary        Compensation
- - - -----------------------------------  -------------  -------------  ----------------
Gabriel Raviv, Ph.D.                       1995      $ 170,136       $  7,620 (1)
  President and Chief                      1994      $ 155,347       $  8,722 (2)
  Executive Officer                        1993      $ 152,833       $  8,475 (3)
Thomas S. Lacy                             1995      $ 109,178       $  2,570 (4)
  Vice President,                          1994      $   9,806(5)
  Sales & Marketing

- - - ------------------------
(1) Represents $3,255 paid by the Company for Dr. Raviv's automobile, a $1,365 split dollar life insurance premium paid by the Company for the benefit of Dr. Raviv and a $3,000 discretionary contribution made on behalf of Dr. Raviv by the Company to the 401(k) Plan. See "Transactions with Management."

(2) Represents $3,265 paid by the Company for Dr. Raviv's automobile, a $2,230 split dollar life insurance premium paid by the Company for the benefit of Dr. Raviv and a $3,227 discretionary contribution made on behalf of Dr. Raviv by the Company to a profit sharing plan (the "401(k) Plan") under
     Section 401(k) of the Internal Revenue Code of 1986, as amended (the "Code"). See "Transactions with Management."

(3) Represents $3,115 paid by the Company for Dr. Raviv's automobile, a $2,106 split dollar life insurance premium paid by the Company for the benefit of Dr. Raviv and a $3,254 discretionary contribution made on behalf of Dr. Raviv by the Company to the 401(k) Plan. See "Transactions with Management."

(4)  Represents payments for Mr. Lacy's automobile.

(5)  Mr. Lacy's employment with the Company commenced in January 1994.

    The   following  table  sets  forth  certain  information  with  respect  to individual grants of stock options during the fiscal year ended February 28, 1995 to each of the named executive officers:

                     OPTION/SAR GRANTS IN LAST FISCAL YEAR

                                              Individual Grants
                          ----------------------------------------------------------
                                          % of Total
                                         Options/SARs
                                          Granted to    Exercise or
                          Options/ SARs  Employees in    Base Price     Expiration
Name                      Granted (#)    Fiscal Year       ($/Sh)          Date
- - - ------------------------  -------------  -------------  ------------  --------------
Gabriel Raviv                  30,000          44.2%       $2.75        6/13/2004
Thomas S. Lacy                         (2)     --            --             --

- - - ------------------------
(1) On May 24, 1995, Dr. Raviv was granted options to pruchase 40,000 shares of Common Stock at an exercise price of $2.6125 per share.

(2) Mr. Lacy was not granted any stock options during the fiscal year ended February 28, 1995. On May 17, 1995, Mr. Lacy was granted options to purchase 5,000 shares of Common Stock at an exercise price of $2.125 per share.

    The following table sets forth certain information with respect to each exercise of stock options during the fiscal year ended February 28, 1995 by the named executive officers and the number and value of unexercised options held by the named executive officers as of February 28, 1995:

    Aggregated Option/SAR Exercises in Last Fiscal Year and Fiscal Year-End
                               Option/SAR Values

                                                                         Number of      Value of
                                                                         Unexercised    Unexercised
                                                                         Options/SARs   In-the-Money
                                                                         at Fiscal      Options/SARs at
                                                                         Year- End      Fiscal Year-End
                                        Shares Acquired   Value          Exercisable/   Exercisable/
Name                                    on Exercise (#)   Realized ($)   Unexercisable  Unexercisable
- - - -------------------------------------------------------   ------------   -------------  ----------------
Gabriel Raviv, Ph.D.                             0                0      37,500/22,500  $117,188/$70,313
Thomas S. Lacy                                   0                0      1,500/16,500   $ 4,688/$51,563

        PROPOSAL 2: APPROVAL OF AMENDMENT TO THE 1994 STOCK OPTION PLAN

THE 1994 STOCK OPTION PLAN

    In June 1994, the Board of Directors adopted, and in August 1994 the shareholders approved, the 1994 Stock Option Plan (the "Plan") covering 450,000 shares of the Company's Common Stock pursuant to which employees, officers and directors of, and consultants or advisers to, the Company and any subsidiary corporations are eligible to receive incentive stock options ("incentive options") within the meaning of Section 422 of the Code and/or options that do not qualify as incentive options ("non-qualified options"). The Plan, which expires in June 2004, is administered by the Board of Directors or the Stock Option Committee of the Board of Directors, provided, however, that with respect to "officers" and "directors," as such terms are defined for the purposes of Rule 16b-3 promulgated under the Securities Exchange Act of 1934 ("Rule 16b-3"), such Stock Option Committee shall consist of "disinterested" directors as defined in Rule 16b-3, but only if at least two directors meet the criteria of "disinterested" directors as defined in Rule 16b-3. The purposes of the Plan are to ensure the retention of existing executive personnel, key employees, directors, consultants and advisors and to provide additional incentive by permitting such individuals to participation in the ownership of the Company, and the criteria to be utilized by the Board of Directors or Stock Option Committee in granting options pursuant to the Plan will be consistent with these purposes. The Plan provides for automatic grants of options to directors in the manner set forth below under "--Directors' Options." The Company proposes to amend the Plan to increase the aggregate number of options to purchase shares Common Stock that may be granted to any person in a calendar year to 100,000 shares.

    Options granted under the Plan may be either incentive options or non-qualified options. Incentive options granted under the Plan are exercisable for a period of up to 10 years from the date of grant at an exercise price which is not less than the fair market value of the Common Stock on the date of the grant, except that the term of an incentive option granted under the Plan to a stockholder owning more than 10% of the outstanding Common Stock may not exceed five years and its exercise price may not be less than 110% of the fair market value of the Common Stock on the date of the grant. To the extent that the aggregate fair market value, as of the date of grant, of the shares for which incentive options become exercisable for the first time by an optionee during the calendar year exceeds $100,000, the portion of such option which is in excess of the $100,000 limitation will be treated as a non-qualified option. As amended by the Board of Directors in May 1995 subject to shareholder approval, the aggregate number of shares of Common Stock that may be subject to options granted to any person in a calendar year shall not exceed 100,000 shares of Common Stock. Options granted under the Plan to officers, directors or employees of the Company may be exercised only while the optionee is employed or retained by the Company or within 90 days of the date of termination of the employment relationship or directorship. However, options which are exercisable at the time of termination by reason of death or permanent disability of the optionee may be exercised within 12 months of the date of termination of the employment relationship or directorship. Upon the exercise of an option, payment may be made by cash or, if provided in the option agreement, in shares of the Company's Common Stock having a fair market value equal to the exercise price of the options, or any other means that the Board of Directors or the Stock Option Committee determines. No option may be granted under the Plan after June 2004.

    Options may be granted only to such employees, officers and directors of, and consultants and advisors to, the Company or any subsidiary of the Company as the Board of Directors or the Stock Option Committee shall select from time to time in its sole discretion, provided that only employees of the Company or a subsidiary of the Company shall be eligible to receive incentive options. The number of employees, offices and directors of the Company eligible to receive grants under the Plan is approximately 80 persons. The number of consultants and advisors to the Company eligible to receive grants under the Plan is not determinable. An optionee may be granted more than one option under the Plan. The Board of Directors or the Stock Option Committee will, in its discretion, determine (subject to the terms of the Plan) who will be granted options, the time or times at which options shall be granted, and the number of shares subject to each option, whether the options are incentive options or non-qualified options, and the manner in which options may be exercised. In making such determination, consideration may be given to the value of the services rendered by the respective individuals, their present and potential contributions to the success of the Company and its subsidiaries and such other factors deemed relevant in accomplishing the purpose of the Plan.

    Under the Plan, the optionee has none of the rights of a stockholder with respect to the shares issuable upon the exercise of the option until such shares shall be issued upon such exercise. No adjustment shall be made for dividends or distributions or other rights for which the record date is prior to the date of exercise, except as provided in the Plan. During the lifetime of the optionee, an option shall be exercisable only by the optionee. No option may be sold, pledged, assigned, hypothecated, transferred or disposed of in any manner other than by will or by the laws of decent and distribution.

    The Board of Directors may amend or terminate the Plan except that stockholder approval is required to effect a change so as to increase the aggregate number of shares that may be issued under the Plan (unless adjusted to reflect such changes as a result of a stock dividend, stock split, recapitalization, merger or consolidation of the Company), to modify the requirements as to eligibility to receive options, to increase materially the benefits accruing to participants or as otherwise may be required by Rule 16b-3 or Section 422 of the Code. No action taken by the Board may materially and adversely affect any outstanding option grant without the consent of the optionee.

    Under current tax law, there are no Federal income tax consequences to either the employee or the Company on the grant of non-qualified options if granted under the terms set forth in the Plan. Upon exercise of a non-qualified option, the excess of the fair market value of the shares subject to the option over the option price (the "Spread") at the date of exercise is taxable as ordinary income to the optionee in the year it is exercised and is deductible by the Company as compensation for Federal income tax purposes, if Federal income tax is withheld on the Spread. However, if the shares are subject to vesting restrictions conditioned on future employment or the holder is subject to the short-swing profits liability restrictions of Section 16(b) of the Securities Exchange Act of 1934 (i.e., is an executive officer or director of the Company) then taxation and measurement of the Spread is deferred until such restrictions lapse, unless a special election is made under Section 83(b) of the Code to report such income currently without regard to such restrictions. The optionee's basis in the shares will be equal to the fair market value on the date taxation is imposed and the holding period commences on such date.

    Incentive option holders incur no regular Federal income tax liability at the time of grant or upon exercise of such option, assuming that the optionee was an employee of the Company from the date the option was granted until 90 days before such exercise, and subject to the discussion below relating to exercise by surrender of Common Stock. However, upon exercise, the Spread must be added to regular Federal taxable income in computing the optionee's "alternative minimum tax" liability. An optionee's basis in the shares received on exercise of an incentive stock option will be the option price of such shares for regular income tax purposes. No deduction is allowable to the Company for Federal income tax purposes in connection with the grant or exercise of such option.

    If the holder of shares acquired through exercise of an incentive option sells such shares within two years of the date of grant of such option or within one year from the date of exercise of such option (a "Disqualifying Disposition"), the optionee will realize income taxable at ordinary rates.
Ordinary income is reportable during the year of such sale equal to the difference between the option price and the fair market value of the shares at the date the option is exercised, but the amount includable as ordinary income shall not exceed the excess, if any, of the proceeds of such sale over the option price. In addition to ordinary income, a Disqualifying Disposition may result in taxable income subject to capital gains treatment if the sales proceeds exceed the optionee's basis in the shares (i.e., the option price plus the amount includable as ordinary income). The amount of the optionee's taxable ordinary income will be deductible by the Company in the year of the Disqualifying Disposition.

    Shares of Common Stock delivered to pay for shares purchased on the exercise of an incentive option or non-qualified option will be valued at the fair market value at the date of exercise. In general, no gain or loss will be recognized with respect to the previously owned shares ("old shares") so surrendered, and the number of the shares received on exercise of the option ("new shares") which is equal to the number of old shares surrendered will have a basis and holding period equal to the previous basis and holding period of the old shares surrendered. New shares received in excess of the number of old shares surrendered, which will be equal in value to the Spread ("excess new shares") will be treated as follows:

       (a) if the option exercised was an incentive option, the value of the new shares will not be taxed at exercise (subject to possible application of the alternative minimum tax) and the excess new shares will have a zero basis and a holding period beginning on the exercise date (if the new shares are later disposed of in a Disqualifying Disposition, the shares with the lowest basis are deemed to be the first disposed of);

       (b) if the option exercised was a non-qualified option, the fair market value of the excess new shares will be taxable compensation income to the optionee as of the date of exercise and such new shares will have a basis equal to such fair market value and a holding period beginning on the exercise date (unless the shares received are subject to employment-related vesting restrictions, in which case such taxation and holding period will be deferred until such restrictions lapse, and the amount of income realized and the basis of such new shares will be measured by their fair market value at the later date).

    Exceptions to the rule that no gain or loss is recognized with respect to the surrender of the surrender of the old shares on exercise of an option will apply where; (i) the old shares were acquired on exercise of an incentive option, the holding periods to avoid a Disqualifying Disposition have not been met, and the option being exercised is also an incentive option, in which event the surrender of such old shares will be taxed as a Disqualifying Disposition; and (ii) where the old shares were subject to employment-related vesting restrictions which have not expired, in which case taxable compensation income may be realized with respect to the old shares, unless the option being exercised is a non-qualified option and the new shares are subject to the same restrictions as the old shares. These tax consequences are in addition to those described in subparagraphs (a) and (b) above.

    At the time of sale of shares received upon exercise of an option (other than a Disqualifying Disposition of shares received upon the exercise of an incentive option), any gain or loss is long-term or short-term capital gain or loss, depending upon the holding period. The holding period for long-term capital gain or loss treatment is more than one (1) year.

    The foregoing is not intended to be an exhaustive analysis of the tax consequences relating to stock options issued under the Plan. For instance, the treatment of options under state and local tax laws, which is not described above, may differ from the treatment for Federal income tax purposes.

DIRECTORS' OPTIONS

    The provisions of the Plan provide for the automatic grant of stock options to purchase shares of Common Stock ("Director Options") to directors of the Company. On June 14, 1994, each director received a Director Option to purchase 3,000 shares of Common Stock at an exercise price of $2.75 per share, except for Craig Moore, who received a Director Option to purchase 9,000 shares of Common Stock at an exercise price of $2.75 per share (3,000 of such options were granted to replace the same number of options which were inadvertantly granted under the 1983 Plan subsequent to its termination and which were rescinded by the Company) and Gabriel Raviv, who received a Director Option to purchase 30,000 shares of Common Stock at an exercise price of $3.03 per share. The exercise price of all of such options was the fair market value of the Common Stock on the date of grant, except for the exercise price of the options granted to Gabriel Raviv, which was 110% of the fair market value of the Common Stock on the date of grant.

    Future directors of the Company will be granted a Director Option to purchase 3,000 shares of Common Stock on the date that such person is first elected or appointed a director ("Initial Director Option"). Further, commencing on the day immediately following the date of the annual meeting of shareholders for the Company's fiscal year ending February 28, 1995, each director will be granted a Director Option to purchase 2,000 shares of Common Stock ("Automatic Grant"), other than directors who received an Initial Director Option since the last Automatic Grant, on the day immediately following the date of each annual meeting of shareholders, as long as such director is a member of the Board of Directors. The exercise price for each share subject to a Director Option shall be equal to the fair market value of the Common Stock on the date of grant, except for directors who receive incentive options and who own more than 10% of the outstanding Common Stock, in which case the exercise price shall be not less than 110% of the fair market value on the date of grant. Director Options are exercisable in four equal annual installments, except for 3,000 of the Director Options granted to Craig Moore, which vest as follows: 750 shares on December 15, 1994, 750 shares on June 15, 1995, 750 shares on June 15, 1996 and 750 shares on June 15, 1997. Director Options will expire the earlier of 10 years after the date of grant or 90 days after the termination of the director's service on the Board of Directors, except for directors who receive incentive options and who own more than 10% of the outstanding Common Stock, in which case such options will expire the earlier of 5 years after the date of grant or 90 days after the termination of the director's service on the Board of Directors.

PROPOSED AMENDMENT TO THE PLAN

    As originally adopted, the Plan provides that the aggregate number of shares of Common Stock that may be subject to options granted to any person in a calendar year shall not exceed 30,000 shares of Common Stock. The Board of Directors has approved, subject to shareholder approval, a proposal to amend the Plan so that the aggregate number of shares of Common Stock that may be subject to options granted to any person in a calendar year shall not exceed 100,000 shares of Common Stock.

               EMPLOYMENT CONTRACTS AND TERMINATION OF EMPLOYMENT
                       AND CHANGE-IN-CONTROL ARRANGEMENTS

    In May 1986, the Company entered into an employment agreement (the "Agreement") with Gabriel Raviv, Ph.D. The Agreement is for two-year renewable periods and provides for a salary with annual cost of living or other adjustments, benefits and bonuses as the Board of Directors may determine which, during fiscal 1995, aggregated $174,756. The Agreement provides for Dr. Raviv's right to terminate his employment upon any change in control of the Company and to receive upon such termination compensation approximately equal to three times the present value of the average annual compensation received by Dr. Raviv during the five years preceding the year in which the change in control occurs, less any compensation arising out of any stock option or the value of life insurance policies transferred to Dr. Raviv upon such termination. The Agreement includes confidentiality and nondisclosure provisions and covenants not to compete for one year after termination of employment.

    In connection with his appointment as Vice President-Sales & Marketing of the Company in January 1994, the Company agreed to pay to Thomas S. Lacy a severance payment equal to six months salary if his employment with the Company is terminated at any time, such severance payment to be based upon his minimum annual salary at the time of any such termination.

    In May 1986, the Company entered into an employment agreement with Gil Raviv, Ph.D. on terms substantially identical to the terms of the employment agreement entered into with Gabriel Raviv. On February 2, 1993, the Company and Gil Raviv, Ph.D. entered into an Agreement and General Release in connection with Dr. Raviv's resignation as Executive Vice President of the Company. Pursuant to the terms of the Agreement and General Release, Dr. Raviv's employment agreement was terminated as of January 1, 1993 and Dr. Raviv agreed to act as a consultant to the Company for a period of six months and not to compete with the Company for a period of 18 months. The Company agreed to make severance payments to Dr. Raviv of $270,000 over a period of 18 months, to assign Dr. Raviv a split-dollar life insurance policy valued at approximately $165,000, to continue to maintain and pay the same medical, life (other than the split-dollar life insurance) and disability insurance Dr. Raviv was receiving from the Company for 18 months and to transfer to Dr. Raviv title to a Company car. The Company incurred a pretax charge to earnings of approximately $450,000 in the quarter ended February 28, 1993 for these severance payments and related costs.

                          TRANSACTIONS WITH MANAGEMENT

    In August 1985, the Company entered into a Stockholders' Agreement effective June 1, 1985, as amended in April 1986, with Gabriel Raviv, Gil Raviv and Charles Z. Weingarten. The Stockholders' Agreement, among other things, provided that the Company purchase and maintain split-dollar life insurance, in the amount of $1.5 million each on the lives of Gabriel Raviv and Gil Raviv. Premiums paid by the Company are treated as non-interest bearing advances to the insured for the policy. The initial proceeds of any death benefit are required to be used to repay the indebtedness, and the balance of the insurance proceeds are payable as designated by the insured. Pursuant to the terms of the Agreement and General Release dated February 2, 1993 between the Company and Gil Raviv, the Company transferred this life insurance policy to Gil Raviv in connection with his resignation as Executive Vice President of the Company and provided Dr. Raviv with severance and related compensation. See "Employment Contracts and Termination of Employment and Change-In-Control Arrangements." The Stockholders' Agreement was terminated pursuant to a Termination Agreement dated February 10, 1993 by and among Gabriel Raviv, Gil Raviv, Charles Z. Weingarten and the Company. However, the Company continues to maintain the split-dollar life insurance on the life of Gabriel Raviv. As of February 28, 1995, the amount deemed loaned to Gabriel Raviv aggregated $215,479.

                        DELINQUENT SECTION 16(A) FILERS

    To the Company's knowledge, there were no delinquent Section 16(a) filers except as follows: Gabriel Raviv, the Company's President and Chief Executive Officer, filed a late Form 4, Gil Raviv, Charles Z. Weingarten, M.D. and Craig
W. Moore, directors of the Company, each filed one late Form 4, and Irving Kupferberg and Albert Milstein, directors of the Company, each filed a late Form 5.

                                    GENERAL

    Deloitte & Touche LLP served as the Company's independent auditors for the fiscal year ended February 28, 1995. A representative of Deloitte & Touche LLP will be present at the Annual Meeting with the opportunity to make a statement, if he desires to do so, and will be available to respond to appropriate questions. The Board of Directors of the Company has designated Deloitte & Touche LLP as independent auditors for the current fiscal year.

    The management of the Company does not know of any matters other than those stated in this Proxy Statement which are to be presented for action at the meeting. If any other matters should properly come before the meeting, proxies will be voted on these other matters in accordance with the best judgment of the persons appointed to vote the proxies.

    The Company will bear the cost of preparing, assembling and mailing all proxy materials which may be sent to the shareholders in connection with this solicitation. In addition to the solicitation of proxies by use of the mails, officers and regular employees of the Company may solicit proxies, for no additional compensation, by telephone. The Company does not expect to pay any compensation for the solicitation of proxies.

    The Annual Report of the Company for the fiscal year ended February 28, 1995 is being mailed with this proxy statement to shareholders entitled to vote at the meeting. A copy of the Company's Annual Report on

Form 10K-SB for its fiscal year ended February 28, 1995, as filed with the Securities and Exchange Commission, will be furnished without charge to any shareholder upon written request to Bio-logic Systems Corp., One Bio-logic Plaza, Mundelein, Illinois 60060, Attn: Investor Relations.

                             SHAREHOLDER PROPOSALS

    All proposals of shareholders intended to be presented at the Company's next Annual Meeting of Shareholders must be received at the Company's executive office no later than February 28, 1996, for inclusion in the proxy statement and form of proxy related to that meeting.

                                          By Order of the Board of Directors

                                          Gabriel Raviv, Ph.D.,
                                            PRESIDENT AND CHIEF EXECUTIVE
                                          OFFICER

Dated: June 28, 1995

PROXY                                                               PROXY

                           BIO-LOGIC SYSTEMS CORP.
                             ONE BIO-LOGIC PLAZA
                           MUNDELEIN, ILLINOIS 60060
          THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS


The undersigned shareholder of Bio-Logic Systems Corp., a company organized under the laws of the State of Delaware, hereby appoints Gabriel Raviv and Charles Z. Weingarten as Proxies, each with the power to appoint his substitute, and hereby authorizes them to represent and to vote, as designated below, all the shares of Common Stock of Bio-Logic Systems Corp. held of record by the undersigned on June 27, 1995 A.M. Central Daylight on August 25, 1995, or at any adjournment thereof.


Check here for address change       / /


NEW ADDRESS:
            ---------------------------
- - - ---------------------------------------
- - - ---------------------------------------
- - - ---------------------------------------
(Continued and to be signed and dated on reverse side)

/x/ PLEASE MARK YOUR VOTES AS IN THIS EXAMPLE.

THIS PROXY, WHEN PROPERLY EXECUTED, WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE UNDERSIGNED SHAREHOLDER. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED FOR PROPOSALS 1 AND 2.

1.  To elect

FOR        / /

WITHHOLD
AUTHORITY  / /

Nominees: Gabe Raviv, Ph.D., Craig W. Moore

(INSTRUCTIONS: TO WITHHOLD AUTHORITY FOR ANY INDIVIDUAL NOMINEE, PRINT THAT NOMINEE'S NAME ON THE LINE PRINTED BELOW.)

- - - --------------------------------------------------

2.  To approve and ratify the amendment to     / /      / /        / /
the Company's 1994 Stock Option Plan.

3.  In their discretion, the proxies are
authorized to vote upon such other business as may properly come before the meeting.





SIGNATURE(S)                            DATE
             ---------------------           ----------------------

When shares are held by joint tenants, both should sign. When signing as attorney, executor, administrator, trustee or guardian, please give full title as such. If a corporation, please sign in full corporate name by President or other authorized officer. If a partnership, please sign in partnership name by authorized person.